Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (6,952)	$ (6,690)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	151	167
Share-based compensation	295	410
Exchange rate changes in cash and cash equivalents, short-term deposits and restricted long-term deposits	(52)	79
Other finance cost	10	(8)
Changes in assets and liabilities:
Decrease (Increase) in trade receivables	99	(222)
Decrease (Increase) in prepaid expenses and other receivables	(205)	170
Decrease (Increase) in inventory	(341)	306
Decrease in right of use assets	173	135
Increase (decrease) in trade payables	(71)	193
Decrease in lease liabilities	(140)	(143)
Increase in employees and other current liabilities	183	388
Net cash used in operating activities	(6,850)	(5,215)
Cash flows from investing activities:
Investment in short-term deposits		(1,373)
Withdrawal of short-term deposits		1,065
Investment in restricted long-term deposits		(10)
Purchase of property and equipment	(28)	(34)
Net cash used in investing activities	(28)	(352)
Cash flows from financing activities:
Loan from related party	2,000
Issuance of ordinary shares, net of issuance costs	2,647	4,727
Net cash provided by financing activities	4,647	4,727
Decrease in cash and cash equivalents	(2,231)	(840)
Cash and cash equivalents at the beginning of the year	7,564	10,533
Effect of foreign exchange rate on cash and cash equivalents	50	(41)
Cash and cash equivalents end of the year	5,383	9,652
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 41	$ 64